CENTURION
                                INVESTMENT TRUST




April 2, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:    Centurion Investment Trust
             File No. 333-137834


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Centurion Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary